Non-controlling interests (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Noncontrolling Interest [Abstract]
Balance as of December 31, 2015	$ (18,819)
Net income attributable to non-controlling interest (unaudited)	2,053,922	$ 267
Acquisition of a subsidiary (unaudited) (see Note 6)	5,724,339
Change in ownership interest of a subsidiary (unaudited) (see Note 11 (d))	506,696
Effect of exchange rate (unaudited)	(145,037)
Balance as of June 30, 2016	$ 8,121,101